                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3326
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                Morgn Stanley U.S. Government Money Market Trust
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               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                          10020
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    (Address of principal executive offices)                          (Zip code)

                               Amy Doberman, Esq.

                                Managing Director

                     Morgan Stanley Investment Advisors Inc.

                           1221 Avenue of the Americas

                            New York, New York 10020
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-869-6397
                                                   -----------------------------

Date of fiscal year end: 1/31
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Date of reporting period: 7/1/05- 6/30/06
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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-03326
Reporting Period: 07/01/2005 - 06/30/2006
Morgan Stanley U.S. Government Money Market Trust

=============== MORGN STANLEY U.S. GOVERNMENT MONEY MARKET TRUST ===============

The Registrant held no securities during the period July 1, 2005 through June
30, 2006 which required proxy votes and therefore there are no voting records to report.

========== END NPX REPORT

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Morgn Stanley U.S. Government Money Market Trust
             -------------------------------------------------

By (Signature and Title):

                                     /s/ Ronald E. Robison

              President and Principal Executive Officer - Office of the Funds
              ---------------------------------------------------------------

Date August 28, 2006
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